UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-21080

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible Opportunities and Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2011
DATE OF REPORTING PERIOD: July 31, 2011

Calamos Convertible Opportunities and Income Fund

 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

CORPORATE BONDS (72.7%)
		Consumer Discretionary (14.1%)
3,539,000		American Axle & Manufacturing, Inc. 7.875%, 03/01/17	$3,631,899
3,176,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	3,183,940
3,063,000		Cedar Fair, LP 9.125%, 08/01/18	3,327,184
5,546,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	5,809,435
1,672,000		Dana Holding Corp. 6.750%, 02/15/21	1,707,530
		DISH Network Corp.µ
5,717,000		7.875%, 09/01/19	6,310,139
4,787,000		7.125%, 02/01/16	5,134,057
5,445,000		Exide Technologiesµ* 8.625%, 02/01/18	5,581,125
3,630,000		Express, LLC 8.750%, 03/01/18	3,938,550
1,069,000		GameStop Corp. 8.000%, 10/01/12	1,087,708
		Goodyear Tire & Rubber Companyµ
5,754,000		8.250%, 08/15/20	6,343,785
781,000		7.000%, 03/15/28	769,285
5,218,000		Hanesbrands, Inc.µ‡ 3.770%, 12/15/14	5,231,045
3,630,000		Hasbro, Inc.µ 6.600%, 07/15/28	3,956,214
1,025,000		Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	1,217,187
		J.C. Penney Company, Inc.
2,826,000		6.375%, 10/15/36	2,536,335
2,604,000		7.125%, 11/15/23	2,714,670
		Jaguar Land Rover, PLC*
2,722,000		8.125%, 05/15/21µ	2,769,635
2,133,000		7.750%, 05/15/18	2,175,660
5,318,000		Jarden Corp.µ 7.500%, 05/01/17	5,590,547
2,722,000		Liberty Media Corp.µ 8.250%, 02/01/30	2,687,975
		Limited Brands, Inc.
2,722,000		7.600%, 07/15/37	2,728,805
1,405,000		6.625%, 04/01/21	1,461,200
712,000		6.950%, 03/01/33	662,160
2,722,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	2,783,245
4,084,000		Macy’s Retail Holdings, Inc.µ 5.900%, 12/01/16	4,660,150
3,875,000		NetFlix, Inc.µ 8.500%, 11/15/17	4,398,125
3,700,000		Perry Ellis International, Inc. 7.875%, 04/01/19	3,866,500
		Royal Caribbean Cruises, Ltd.
4,537,000		7.500%, 10/15/27	4,605,055
1,815,000		7.250%, 06/15/16µ	1,964,737
907,000		7.000%, 06/15/13µ	973,891
		Service Corp. International
6,352,000		7.500%, 04/01/27µ	6,193,200
907,000		7.625%, 10/01/18µ	1,015,840
907,000		7.000%, 05/15/19	972,758
1,361,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	1,490,295
3,120,000		Vail Resorts, Inc.* 6.500%, 05/01/19	3,209,700
3,929,000		Wynn Las Vegas, LLCµ 7.750%, 08/15/20	4,361,190

			121,050,756

		Consumer Staples (1.8%)
		Constellation Brands, Inc.
1,815,000		7.250%, 09/01/16µ	2,010,113
681,000		8.375%, 12/15/14	784,853
2,838,000		Darling International, Inc. 8.500%, 12/15/18	3,139,537
2,269,000		Dean Foods Company* 9.750%, 12/15/18	2,439,175
113,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	118,085
3,210,000		JBS USA, LLC* 7.250%, 06/01/21	3,185,925
3,115,000		Reynolds American, Inc.µ 7.250%, 06/15/37	3,471,935

			15,149,623

		Energy (15.1%)
13,612,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	2,724,369
		Arch Coal, Inc.µ
5,182,000		7.250%, 10/01/20	5,447,577
681,000		8.750%, 08/01/16	759,315
2,987,000		Arch Western Finance, LLC 6.750%, 07/01/13	3,020,604
4,330,000		Basic Energy Services, Inc.µ* 7.750%, 02/15/19	4,449,075
		Berry Petroleum Company
4,792,000		8.250%, 11/01/16µ	5,031,600
1,815,000		10.250%, 06/01/14	2,082,713
3,630,000		Brigham Exploration Company 8.750%, 10/01/18	4,101,900
7,441,000		Bristow Group, Inc.µ 7.500%, 09/15/17	7,831,652
6,806,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	7,027,195
7,260,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	7,768,200
5,445,000		Clayton Williams Energy, Inc.µ* 7.750%, 04/01/19	5,322,487

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

3,630,000	Complete Production Services, Inc.µ 8.000%, 12/15/16	$3,829,650
5,717,000	Comstock Resources, Inc.µ 8.375%, 10/15/17	6,088,605
4,392,000	Concho Resources, Inc.µ 8.625%, 10/01/17	4,853,160
	Frontier Oil Corp.
5,518,000	8.500%, 09/15/16	5,945,645
740,000	6.875%, 11/15/18	793,650
2,813,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	2,851,679
5,082,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	5,361,510
1,842,000	HollyFrontier Corp.µ 9.875%, 06/15/17	2,076,855
2,659,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	2,732,123
907,000	Linn Energy, LLC* 6.500%, 05/15/19	908,134
3,630,000	Pride International, Inc.µ 8.500%, 06/15/19	4,695,017
3,630,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	4,015,027
5,899,000	SESI, LLCµ 6.875%, 06/01/14	6,009,606
3,463,000	SM Energy Company* 6.625%, 02/15/19	3,584,205
	Swift Energy Companyµ
4,900,000	8.875%, 01/15/20	5,365,500
2,269,000	7.125%, 06/01/17	2,348,415
4,084,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	4,308,620
454,000	Unit Corp. 6.625%, 05/15/21	460,810
4,991,000	W & T Offshore, Inc.* 8.500%, 06/15/19	5,196,879
2,162,000	Whiting Petroleum Corp.µ 6.500%, 10/01/18	2,237,670

		129,229,447

	Financials (2.7%)
2,179,000	AON Corp. 8.205%, 01/01/27	2,516,745
1,906,000	Janus Capital Group, Inc.µ 6.700%, 06/15/17	2,114,032
	Leucadia National Corp.µ
7,033,000	8.125%, 09/15/15	7,771,465
1,117,000	7.125%, 03/15/17	1,168,661
4,084,000	Nuveen Investments, Inc. 10.500%, 11/15/15	4,277,990
	OMEGA Healthcare Investors, Inc.
2,859,000	7.500%, 02/15/20µ	3,069,851
1,815,000	6.750%, 10/15/22	1,855,838

		22,774,582

	Health Care (7.4%)
1,815,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	2,039,606
1,815,000	Community Health Systems, Inc. 8.875%, 07/15/15	1,880,794
6,750,000	DaVita, Inc.µ 6.625%, 11/01/20	6,918,750
	Endo Pharmaceuticals Holdings, Inc.*
6,806,000	7.000%, 12/15/20µ	7,129,285
907,000	7.000%, 07/15/19	954,617
6,806,000	Giant Funding Corp.µ* 8.250%, 02/01/18	7,197,345
2,722,000	HCA, Inc.* 7.750%, 05/15/21	2,783,245
	HealthSouth Corp.µ
2,496,000	7.750%, 09/15/22	2,670,720
1,996,000	7.250%, 10/01/18	2,100,790
	Mylan, Inc.*
3,920,000	7.625%, 07/15/17	4,321,800
2,949,000	7.875%, 07/15/20	3,288,135
4,422,000	Teleflex, Inc. 6.875%, 06/01/19	4,576,770
	Valeant Pharmaceuticals International, Inc.*
5,626,000	7.000%, 10/01/20µ	5,457,220
3,176,000	7.250%, 07/15/22	3,072,780
953,000	6.750%, 10/01/17µ	936,323
8,043,000	Warner Chilcott Company, LLCµ* 7.750%, 09/15/18	8,163,645

		63,491,825

	Industrials (11.3%)
4,458,000	Abengoa, SA* 8.875%, 11/01/17	4,502,580
	BE Aerospace, Inc.
4,084,000	8.500%, 07/01/18µ	4,517,925
306,000	6.875%, 10/01/20	330,480
	Belden, Inc.
3,857,000	7.000%, 03/15/17µ	3,972,710
907,000	9.250%, 06/15/19	1,010,171
3,545,000	Boart Longyear Management Pty., Ltd.* 7.000%, 04/01/21	3,660,212
2,314,000	Clean Harbors, Inc.* 7.625%, 08/15/16	2,470,196
	Deluxe Corp.µ
4,991,000	7.000%, 03/15/19*	4,991,000
4,215,000	7.375%, 06/01/15	4,362,525
3,757,000	Dycom Investments, Inc. 7.125%, 01/15/21	3,850,925
2,142,000	Esterline Technologies Corp.µ 7.000%, 08/01/20	2,281,230
2,042,000	FTI Consulting, Inc. 6.750%, 10/01/20	2,093,050
	GEO Group, Inc.
2,269,000	6.625%, 02/15/21*	2,280,345
681,000	7.750%, 10/15/17	732,075

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

3,591,000	GeoEye, Inc.µ 8.625%, 10/01/16	$3,860,325
1,290,000	Great Lakes Dredge & Dock Corp.µ* 7.375%, 02/01/19	1,290,000
1,452,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	1,506,450
	Huntington Ingalls Industries, Inc.*
227,000	6.875%, 03/15/18	234,945
217,000	7.125%, 03/15/21	225,138
3,915,000	Interline Brands, Inc.µ 7.000%, 11/15/18	4,022,662
3,176,000	Manitowoc Company, Inc. 8.500%, 11/01/20	3,469,780
2,269,000	Mobile Mini, Inc. 7.875%, 12/01/20	2,376,778
	Oshkosh Corp.
2,722,000	8.500%, 03/01/20µ	2,973,785
1,815,000	8.250%, 03/01/17	1,969,275
4,537,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	4,605,055
7,033,000	Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	7,525,310
2,214,000	SPX Corp.µ 7.625%, 12/15/14	2,468,610
6,806,000	Terex Corp. 8.000%, 11/15/17	6,967,642
	Triumph Group, Inc.
2,269,000	8.625%, 07/15/18µ	2,501,573
1,860,000	8.000%, 11/15/17~	1,999,500
4,465,000	Tutor Perini Corp. 7.625%, 11/01/18	4,319,887
3,154,000	WESCO Distribution, Inc.µ 7.500%, 10/15/17	3,248,620

		96,620,759

	Information Technology (8.8%)
	Advanced Micro Devices, Inc.µ
5,445,000	7.750%, 08/01/20	5,758,087
4,420,000	8.125%, 12/15/17	4,718,350
	Amkor Technology, Inc.
4,084,000	7.375%, 05/01/18	4,216,730
3,630,000	6.625%, 06/01/21*	3,593,700
1,270,000	Anixter International, Inc.µ 5.950%, 03/01/15	1,300,163
4,338,000	Audatex North America, Inc.* 6.750%, 06/15/18	4,478,985
5,899,000	EH Holding Corp.* 7.625%, 06/15/21	6,105,465
	Equinix, Inc.
4,084,000	7.000%, 07/15/21	4,257,570
2,813,000	8.125%, 03/01/18µ	3,108,365
454,000	Fidelity National Information Services, Inc. 7.875%, 07/15/20	486,915
522,000	Hynix Semiconductor, Inc.* 7.875%, 06/27/17	556,556
7,260,000	iGATE Corp.µ* 9.000%, 05/01/16	7,296,300
	Jabil Circuit, Inc.µ
4,991,000	8.250%, 03/15/18	5,752,128
907,000	7.750%, 07/15/16	1,020,375
2,269,000	Lexmark International, Inc.µ 6.650%, 06/01/18	2,530,570
6,490,000	MEMC Electronic Materials, Inc.* 7.750%, 04/01/19	6,230,400
4,991,000	Sanmina-SCI Corp.* 7.000%, 05/15/19	4,878,703
	Seagate Technology*
3,176,000	6.875%, 05/01/20	3,199,820
2,722,000	7.000%, 11/01/21µ	2,762,830
2,949,000	ViaSat, Inc. 8.875%, 09/15/16	3,111,195

		75,363,207

	Materials (5.6%)
2,496,000	Allegheny Ludlum Corp. 6.950%, 12/15/25	2,844,509
1,361,000	Ball Corp. 7.375%, 09/01/19	1,503,905
1,626,000	Boise Cascade Holdings, LLC 7.125%, 10/15/14	1,621,935
4,417,000	Clearwater Paper Corp. 7.125%, 11/01/18	4,632,329
5,817,000	Greif, Inc.µ 7.750%, 08/01/19	6,384,157
841,000	Kraton Polymers, LLC 6.750%, 03/01/19	856,769
2,514,000	Nalco Company 8.250%, 05/15/17	2,840,820
2,572,000	Neenah Paper, Inc. 7.375%, 11/15/14	2,636,300
5,445,000	Sealed Air Corp.µ* 6.875%, 07/15/33	4,939,410
3,321,000	Silgan Holdings, Inc.µ 7.250%, 08/15/16	3,561,772
	Steel Dynamics, Inc.
7,296,000	7.750%, 04/15/16µ	7,752,000
907,000	7.625%, 03/15/20	977,293
	Union Carbide Corp.µ
3,630,000	7.500%, 06/01/25	4,238,246
2,813,000	7.875%, 04/01/23	3,319,340

		48,108,785

	Telecommunication Services (4.5%)
4,274,000	CenturyLink, Inc.µ 6.875%, 01/15/28	4,144,288
	Frontier Communications Corp.
5,536,000	9.000%, 08/15/31µ	5,750,520
2,269,000	8.250%, 04/15/17	2,501,573
8,199,000	MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	8,762,681

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

5,445,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	$5,608,350
		Windstream Corp.
7,986,000		7.750%, 10/15/20µ	8,505,090
2,722,000		7.500%, 04/01/23	2,779,843

			38,052,345

		Utilities (1.4%)
		Calpine Corp.*
3,403,000		7.875%, 07/31/20	3,607,180
2,949,000		7.500%, 02/15/21µ	3,066,960
		NRG Energy, Inc.*
4,537,000		7.875%, 05/15/21	4,582,370
907,000		7.625%, 05/15/19	909,267

			12,165,777

		TOTAL CORPORATE BONDS (Cost $597,073,930)	622,007,106

CONVERTIBLE BONDS (22.1%)
		Consumer Discretionary (3.5%)
		Interpublic Group of Companies, Inc.µ
4,490,000		4.750%, 03/15/23	5,107,375
2,500,000		4.250%, 03/15/23	2,618,750
10,000,000		Liberty Media Corp. (Time Warner, Inc.)µ§ 3.125%, 03/30/23	11,737,500
12,120,000		Liberty Media Corp. (Viacom, CBS Corp. - Class B)µ§ 3.250%, 03/15/31	10,483,800

			29,947,425

		Energy (1.6%)
		Chesapeake Energy Corp.µ
8,500,000		2.250%, 12/15/38	7,958,125
5,000,000		2.750%, 11/15/35	5,843,750

			13,801,875

		Financials (0.8%)
3,000,000		Affiliated Managers Group, Inc.µ 3.950%, 08/15/38	3,371,250
2,850,000		Health Care REIT, Inc.µ 3.000%, 12/01/29	3,213,375

			6,584,625

		Health Care (3.3%)
2,000,000		Kinetic Concepts, Inc.* 3.250%, 04/15/15	2,865,000
9,250,000		LifePoint Hospitals, Inc.µ 3.500%, 05/15/14	9,747,188
3,000,000		Salix Pharmaceuticals, Ltd.µ 2.750%, 05/15/15	3,408,750
10,000,000		Shire, PLC 2.750%, 05/09/14	12,173,509

			28,194,447

		Industrials (1.5%)
2,150,000		Alliant Techsystems, Inc. 3.000%, 08/15/24	2,340,813
10,500,000		Trinity Industries, Inc.µ 3.875%, 06/01/36	10,447,500

			12,788,313

		Information Technology (8.2%)
1,450,000	GBP	Autonomy Corp., PLC 3.250%, 03/04/15	2,668,132
5,500,000		Euronet Worldwide, Inc.µ 3.500%, 10/15/25	5,527,500
		Intel Corp.µ
23,250,000		2.950%, 12/15/35	24,005,625
3,500,000		3.250%, 08/01/39	4,165,000
18,800,000		Linear Technology Corp.µ 3.000%, 05/01/27	19,599,000
4,000,000		ON Semiconductor Corp.µ 2.625%, 12/15/26	4,455,000
1,621,000		Rovi Corp.µ 2.625%, 02/15/40	2,099,195
6,250,000		Xilinx, Inc. 2.625%, 06/15/17	7,734,375

			70,253,827

		Materials (3.2%)
4,300,000		Anglo American, PLC 4.000%, 05/07/14	7,614,552
6,100,000		AngloGold Ashanti, Ltd.µ 3.500%, 05/22/14	7,071,425
8,010,000		Newmont Mining Corp.µ 3.000%, 02/15/12	9,962,437
2,620,000		Steel Dynamics, Inc.µ 5.125%, 06/15/14	3,101,425

			27,749,839

		TOTAL CONVERTIBLE BONDS (Cost $179,758,286)	189,320,351

U.S. GOVERNMENT AND AGENCY SECURITIES (0.6%)
		United States Treasury Note~
3,630,000		1.000%, 03/31/12	3,648,571
1,633,000		0.875%, 01/31/12	1,638,614

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $5,286,454)	5,287,185

SOVEREIGN BONDS (1.4%)
		Federal Republic of Brazil
1,298,000	BRL	10.000%, 01/01/12	8,347,466
544,000	BRL	10.000%, 01/01/13	3,415,967

		TOTAL SOVEREIGN BONDS (Cost $10,747,180)	11,763,433

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

SYNTHETIC CONVERTIBLE SECURITIES (8.9%)
Corporate Bonds (7.4%)
		Consumer Discretionary (1.4%)
361,000		American Axle & Manufacturing, Inc. 7.875%, 03/01/17	$370,476
324,000		Asbury Automotive Group, Inc.µ 7.625%, 03/15/17	324,810
312,000		Cedar Fair, LP 9.125%, 08/01/18	338,910
565,000		Cooper Tire & Rubber Companyµ 8.000%, 12/15/19	591,837
170,000		Dana Holding Corp. 6.750%, 02/15/21	173,613
		DISH Network Corp.µ
583,000		7.875%, 09/01/19	643,486
488,000		7.125%, 02/01/16	523,380
555,000		Exide Technologiesµ* 8.625%, 02/01/18	568,875
370,000		Express, LLC 8.750%, 03/01/18	401,450
109,000		GameStop Corp. 8.000%, 10/01/12	110,908
		Goodyear Tire & Rubber Companyµ
586,000		8.250%, 08/15/20	646,065
80,000		7.000%, 03/15/28	78,800
532,000		Hanesbrands, Inc.µ‡ 3.770%, 12/15/14	533,330
370,000		Hasbro, Inc.µ 6.600%, 07/15/28	403,250
105,000		Interpublic Group of Companies, Inc.µ 10.000%, 07/15/17	124,688
		J.C. Penney Company, Inc.
288,000		6.375%, 10/15/36	258,480
265,000		7.125%, 11/15/23	276,262
		Jaguar Land Rover, PLC*
278,000		8.125%, 05/15/21µ	282,865
217,000		7.750%, 05/15/18	221,340
542,000		Jarden Corp.µ 7.500%, 05/01/17	569,777
278,000		Liberty Media Corp.µ 8.250%, 02/01/30	274,525
		Limited Brands, Inc.
278,000		7.600%, 07/15/37	278,695
143,000		6.625%, 04/01/21	148,720
73,000		6.950%, 03/01/33	67,890
278,000		Live Nation Entertainment, Inc.* 8.125%, 05/15/18	284,255
416,000		Macy’s Retail Holdings, Inc.µ 5.900%, 12/01/16	474,687
395,000		NetFlix, Inc.µ 8.500%, 11/15/17	448,325
377,000		Perry Ellis International, Inc. 7.875%, 04/01/19	393,965
		Royal Caribbean Cruises, Ltd.
463,000		7.500%, 10/15/27	469,945
185,000		7.250%, 06/15/16µ	200,263
93,000		7.000%, 06/15/13µ	99,859
		Service Corp. International
648,000		7.500%, 04/01/27µ	631,800
93,000		7.625%, 10/01/18µ	104,160
93,000		7.000%, 05/15/19	99,743
139,000		Speedway Motorsports, Inc. 8.750%, 06/01/16	152,205
318,000		Vail Resorts, Inc.* 6.500%, 05/01/19	327,142
401,000		Wynn Las Vegas, LLCµ 7.750%, 08/15/20	445,110

			12,343,891

		Consumer Staples (0.2%)
		Constellation Brands, Inc.
185,000		7.250%, 09/01/16µ	204,888
69,000		8.375%, 12/15/14	79,523
289,000		Darling International, Inc. 8.500%, 12/15/18	319,706
231,000		Dean Foods Company* 9.750%, 12/15/18	248,325
11,000		Elizabeth Arden, Inc. 7.375%, 03/15/21	11,495
327,000		JBS USA, LLC* 7.250%, 06/01/21	324,547
318,000		Reynolds American, Inc.µ 7.250%, 06/15/37	354,438

			1,542,922

		Energy (1.5%)
1,388,000	NOK	Aker Solutions, ASA 8.700%, 06/26/14	277,801
		Arch Coal, Inc.µ
528,000		7.250%, 10/01/20	555,060
69,000		8.750%, 08/01/16	76,935
305,000		Arch Western Finance, LLC 6.750%, 07/01/13	308,431
441,000		Basic Energy Services, Inc.µ* 7.750%, 02/15/19	453,128
		Berry Petroleum Company
488,000		8.250%, 11/01/16µ	512,400
185,000		10.250%, 06/01/14	212,288
370,000		Brigham Exploration Company 8.750%, 10/01/18	418,100
759,000		Bristow Group, Inc.µ 7.500%, 09/15/17	798,847
694,000		Calfrac Holdings, LPµ* 7.500%, 12/01/20	716,555
740,000		Carrizo Oil & Gas, Inc. 8.625%, 10/15/18	791,800
555,000		Clayton Williams Energy, Inc.µ* 7.750%, 04/01/19	542,512

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

370,000	Complete Production Services, Inc.µ 8.000%, 12/15/16	$390,350
583,000	Comstock Resources, Inc.µ 8.375%, 10/15/17	620,895
448,000	Concho Resources, Inc.µ 8.625%, 10/01/17	495,040
	Frontier Oil Corp.
562,000	8.500%, 09/15/16	605,555
75,000	6.875%, 11/15/18	80,438
287,000	GulfMark Offshore, Inc.µ 7.750%, 07/15/14	290,946
518,000	Helix Energy Solutions Group, Inc.µ* 9.500%, 01/15/16	546,490
188,000	HollyFrontier Corp.µ 9.875%, 06/15/17	211,970
271,000	Hornbeck Offshore Services, Inc.µ 8.000%, 09/01/17	278,453
93,000	Linn Energy, LLC* 6.500%, 05/15/19	93,116
370,000	Pride International, Inc.µ 8.500%, 06/15/19	478,555
370,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	409,245
601,000	SESI, LLCµ 6.875%, 06/01/14	612,269
353,000	SM Energy Company* 6.625%, 02/15/19	365,355
	Swift Energy Companyµ
500,000	8.875%, 01/15/20	547,500
231,000	7.125%, 06/01/17	239,085
416,000	Trinidad Drilling, Ltd.µ* 7.875%, 01/15/19	438,880
46,000	Unit Corp. 6.625%, 05/15/21	46,690
509,000	W & T Offshore, Inc.* 8.500%, 06/15/19	529,996
220,000	Whiting Petroleum Corp.µ 6.500%, 10/01/18	227,700

		13,172,385

	Financials (0.3%)
222,000	AON Corp. 8.205%, 01/01/27	256,410
194,000	Janus Capital Group, Inc.µ 6.700%, 06/15/17	215,174
	Leucadia National Corp.µ
717,000	8.125%, 09/15/15	792,285
114,000	7.125%, 03/15/17	119,273
416,000	Nuveen Investments, Inc. 10.500%, 11/15/15	435,760
	OMEGA Healthcare Investors, Inc.
291,000	7.500%, 02/15/20µ	312,461
185,000	6.750%, 10/15/22	189,163

		2,320,526

	Health Care (0.8%)
185,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	207,894
185,000	Community Health Systems, Inc. 8.875%, 07/15/15	191,706
688,000	DaVita, Inc.µ 6.625%, 11/01/20	705,200
	Endo Pharmaceuticals Holdings, Inc.*
694,000	7.000%, 12/15/20µ	726,965
93,000	7.000%, 07/15/19	97,882
694,000	Giant Funding Corp.µ* 8.250%, 02/01/18	733,905
278,000	HCA, Inc.* 7.750%, 05/15/21	284,255
	HealthSouth Corp.µ
254,000	7.750%, 09/15/22	271,780
204,000	7.250%, 10/01/18	214,710
	Mylan, Inc.*
400,000	7.625%, 07/15/17	441,000
301,000	7.875%, 07/15/20	335,615
451,000	Teleflex, Inc. 6.875%, 06/01/19	466,785
	Valeant Pharmaceuticals International, Inc.*
574,000	7.000%, 10/01/20µ	556,780
324,000	7.250%, 07/15/22	313,470
97,000	6.750%, 10/01/17µ	95,303
820,000	Warner Chilcott Company, LLCµ* 7.750%, 09/15/18	832,300

		6,475,550

	Industrials (1.1%)
454,000	Abengoa, SA* 8.875%, 11/01/17	458,540
	BE Aerospace, Inc.
416,000	8.500%, 07/01/18µ	460,200
31,000	6.875%, 10/01/20	33,480
	Belden, Inc.
393,000	7.000%, 03/15/17µ	404,790
93,000	9.250%, 06/15/19	103,579
361,000	Boart Longyear Management Pty., Ltd.* 7.000%, 04/01/21	372,732
236,000	Clean Harbors, Inc.* 7.625%, 08/15/16	251,931
	Deluxe Corp.µ
509,000	7.000%, 03/15/19*	509,000
430,000	7.375%, 06/01/15	445,050
383,000	Dycom Investments, Inc. 7.125%, 01/15/21	392,575
218,000	Esterline Technologies Corp.µ 7.000%, 08/01/20	232,170
208,000	FTI Consulting, Inc. 6.750%, 10/01/20	213,200
	GEO Group, Inc.
231,000	6.625%, 02/15/21*	232,155
69,000	7.750%, 10/15/17	74,175

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

366,000	GeoEye, Inc.µ 8.625%, 10/01/16	$393,450
131,000	Great Lakes Dredge & Dock Corp.µ* 7.375%, 02/01/19	131,000
148,000	H&E Equipment Services, Inc.µ 8.375%, 07/15/16	153,550
	Huntington Ingalls Industries, Inc.*
23,000	6.875%, 03/15/18	23,805
22,000	7.125%, 03/15/21	22,825
399,000	Interline Brands, Inc.µ 7.000%, 11/15/18	409,972
324,000	Manitowoc Company, Inc. 8.500%, 11/01/20	353,970
231,000	Mobile Mini, Inc. 7.875%, 12/01/20	241,973
	Oshkosh Corp.
278,000	8.500%, 03/01/20µ	303,715
185,000	8.250%, 03/01/17	200,725
463,000	Sensata Technologies Holding, B.V.µ* 6.500%, 05/15/19	469,945
717,000	Spirit AeroSystems Holdings, Inc.µ 7.500%, 10/01/17	767,190
226,000	SPX Corp.µ 7.625%, 12/15/14	251,990
694,000	Terex Corp. 8.000%, 11/15/17	710,482
	Triumph Group, Inc.
231,000	8.625%, 07/15/18µ	254,678
190,000	8.000%, 11/15/17~	204,250
455,000	Tutor Perini Corp. 7.625%, 11/01/18	440,212
321,000	WESCO Distribution, Inc.µ 7.500%, 10/15/17	330,630

		9,847,939

	Information Technology (0.9%)
	Advanced Micro Devices, Inc.µ
555,000	7.750%, 08/01/20	586,912
450,000	8.125%, 12/15/17	480,375
	Amkor Technology, Inc.
416,000	7.375%, 05/01/18	429,520
370,000	6.625%, 06/01/21*	366,300
130,000	Anixter International, Inc.µ 5.950%, 03/01/15	133,088
442,000	Audatex North America, Inc.* 6.750%, 06/15/18	456,365
601,000	EH Holding Corp.* 7.625%, 06/15/21	622,035
	Equinix, Inc.
416,000	7.000%, 07/15/21	433,680
287,000	8.125%, 03/01/18µ	317,135
46,000	Fidelity National Information Services, Inc. 7.875%, 07/15/20	49,335
53,000	Hynix Semiconductor, Inc.* 7.875%, 06/27/17	56,509
740,000	iGATE Corp.µ* 9.000%, 05/01/16	743,700
	Jabil Circuit, Inc.µ
509,000	8.250%, 03/15/18	586,622
93,000	7.750%, 07/15/16	104,625
231,000	Lexmark International, Inc.µ 6.650%, 06/01/18	257,630
662,000	MEMC Electronic Materials, Inc.* 7.750%, 04/01/19	635,520
509,000	Sanmina-SCI Corp.* 7.000%, 05/15/19	497,547
	Seagate Technology*
324,000	6.875%, 05/01/20	326,430
278,000	7.000%, 11/01/21µ	282,170
301,000	ViaSat, Inc. 8.875%, 09/15/16	317,555

		7,683,053

	Materials (0.6%)
254,000	Allegheny Ludlum Corp. 6.950%, 12/15/25	289,465
139,000	Ball Corp. 7.375%, 09/01/19	153,595
166,000	Boise Cascade Holdings, LLC 7.125%, 10/15/14	165,585
450,000	Clearwater Paper Corp. 7.125%, 11/01/18	471,937
593,000	Greif, Inc.µ 7.750%, 08/01/19	650,817
86,000	Kraton Polymers, LLC 6.750%, 03/01/19	87,613
256,000	Nalco Holding Company 8.250%, 05/15/17	289,280
262,000	Neenah Paper, Inc. 7.375%, 11/15/14	268,550
555,000	Sealed Air Corp.µ* 6.875%, 07/15/33	503,466
339,000	Silgan Holdings, Inc.µ 7.250%, 08/15/16	363,577
	Steel Dynamics, Inc.
744,000	7.750%, 04/15/16µ	790,500
93,000	7.625%, 03/15/20	100,208
	Union Carbide Corp.µ
370,000	7.500%, 06/01/25	431,998
287,000	7.875%, 04/01/23	338,660

		4,905,251

	Telecommunication Services (0.5%)
436,000	CenturyLink, Inc.µ 6.875%, 01/15/28	422,768
	Frontier Communications Corp.
564,000	9.000%, 08/15/31µ	585,855
231,000	8.250%, 04/15/17	254,678
836,000	MetroPCS Wireless, Inc.µ 7.875%, 09/01/18	893,475

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

555,000		Qwest Communications International, Inc.µ 7.750%, 02/15/31	$571,650
		Windstream Corp.
814,000		7.750%, 10/15/20µ	866,910
278,000		7.500%, 04/01/23	283,907

			3,879,243

		Utilities (0.1%)
		Calpine Corp.*
347,000		7.875%, 07/31/20	367,820
301,000		7.500%, 02/15/21µ	313,040
		NRG Energy, Inc.*
463,000		7.875%, 05/15/21	467,630
93,000		7.625%, 05/15/19	93,233

			1,241,723

		TOTAL CORPORATE BONDS	63,412,483

U.S. Government and Agency Securities (0.1%)
		United States Treasury Note~
370,000		1.000%, 03/31/12	371,893
167,000		0.875%, 01/31/12	167,574

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES	539,467

Sovereign Bonds (0.1%)
		Federal Republic of Brazil
132,000	BRL	10.000%, 01/01/12	848,895
56,000	BRL	10.000%, 01/01/13	351,643

		TOTAL SOVEREIGN BONDS	1,200,538

NUMBER OF
CONTRACTS			VALUE

Purchased Options (1.3%)#
		Consumer Discretionary (0.3%)
260		Amazon.com, Inc. Call, 01/19/13, Strike $180.00	1,656,200
115		Priceline.com, Inc. Call, 01/19/13, Strike $520.00	1,269,025

			2,925,225

		Health Care (0.1%)
1,400		Agilent Technologies, Inc. Call, 01/19/13, Strike $50.00	665,000

		Information Technology (0.9%)
275		Apple, Inc. Call, 01/19/13, Strike $395.00	1,658,250
1,500		Check Point Software Technologies, Ltd. Call, 01/19/13, Strike $55.00	1,410,000
3,000		Dell, Inc. Call, 01/19/13, Strike $15.00	1,020,000
2,650		EMC Corp. Call, 01/19/13, Strike $25.00	1,119,625
2,400		Oracle Corp. Call, 01/19/13, Strike $30.00	1,206,000
1,900		QUALCOMM, Inc. Call, 01/19/13, Strike $55.00	1,491,500

			7,905,375

		TOTAL PURCHASED OPTIONS	11,495,600

		TOTAL SYNTHETIC CONVERTIBLE SECURITIES (Cost $73,950,685)	76,648,088

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (12.1%)
		Consumer Staples (1.9%)
76,000		Bunge, Ltd. 4.875%	7,647,500
680,000		Dole Food Automatic Exchµ* 7.000%	8,840,000

			16,487,500

		Energy (1.4%)
180,000		Apache Corp.µ 6.000%	11,725,200

		Financials (5.2%)
350,000		Affiliated Managers Group, Inc. 5.150%	15,006,250
15,361		Bank of America Corp.µ 7.250%	14,972,828
64,000		MetLife, Inc.µ 5.000%	4,988,160
9,100		Wells Fargo & Companyµ 7.500%	9,661,470

			44,628,708

		Industrials (0.5%)
38,966		Stanley Black & Decker, Inc. 4.750%	4,461,607

		Materials (2.0%)
177,800		Vale, SAµ 6.750%	16,538,466

		Utilities (1.1%)
190,000		NextEra Energy, Inc. 7.000%	9,690,000

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $95,071,009)	103,531,481

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (3.1%)+*
		Energy (1.3%)
76,800		Credit Suisse Group (Baker Hughes, Inc.) 8.000%, 01/31/12	5,499,648

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund
 SCHEDULE OF INVESTMENTS JULY 31, 2011 (UNAUDITED)

NUMBER OF
UNITS		VALUE

173,000	Deutsche Bank, AG (Chesapeake Energy Corp.) 8.000%, 01/24/12	$5,705,540

		11,205,188

	Health Care (0.6%)
57,000	Deutsche Bank, AG (Biogen) 8.000%, 12/13/11	5,478,270

	Information Technology (1.2%)
197,000	Barclays Capital, Inc. (EMC Corp.) 8.000%, 12/23/11	5,240,200
127,900	Credit Suisse Group (Autodesk, Inc.) 8.000%, 01/31/12	4,875,548

		10,115,748

	TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $27,451,844)	26,799,206

NUMBER OF
SHARES		VALUE

COMMON STOCKS (1.5%)
	Financials (0.1%)
13,850	American International Group, Inc.#	397,495

	Health Care (1.4%)
354,765	Merck & Company, Inc.µ	12,108,129

	TOTAL COMMON STOCKS (Cost $14,444,400)	12,505,624

SHORT TERM INVESTMENT (5.1%)
43,408,753	Fidelity Prime Money Market Fund - Institutional Class (Cost $43,408,753)	43,408,753

TOTAL INVESTMENTS (127.5%) (Cost $1,047,192,541)		1,091,271,227

LIABILITIES, LESS OTHER ASSETS (-27.5%)		(235,267,435)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$856,003,792

NOTES TO SCHEDULE OF INVESTMENTS

µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $633,428,548. $211,981,693 of the collateral has been re-registered by the counterparty.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At July 31, 2011, the value of 144A securities that could not be exchanged to the registered form is $122,632,958 or 14.3% of net assets applicable to common shareholders.
‡	Variable rate or step bond security. The rate shown is the rate in effect at July 31, 2011.
~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options and swaps. The aggregate value of such securities is $5,857,271.
§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.
#	Non-income producing security.
+	Structured equity-linked securities are designed to simulate the characteristics of the equity security in the parenthetical.

FOREIGN CURRENCY ABBREVIATIONS

BRL	Brazilian Real
GBP	British Pound Sterling
NOK	Norwegian Krone

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Convertible Opportunities and Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.4300% quarterly	3 month Libor	04/14/14	$80,000,000	$(3,765,902)

BNP Paribas, SA	1.8650% quarterly	3 month Libor	04/14/12	55,000,000	(630,923)

BNP Paribas, SA	1.8525% quarterly	3 month Libor	09/14/12	38,700,000	(700,796)

					$(5,097,621)

See accompanying Notes to Schedule of Investments

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Convertible Opportunities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 17, 2002 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 26, 2002. The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund will invest at least 80% of its managed assets in a diversified portfolio of convertibles and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of July 31, 2011.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to a Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward foreign currency contracts at July 31, 2011.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of July 31, 2011. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at July 31, 2011 was as follows:

Cost basis of investments	$1,073,075,883

Gross unrealized appreciation	51,654,557
Gross unrealized depreciation	(33,459,213)

Net unrealized appreciation (depreciation)	$18,195,344

NOTE 3 – BORROWINGS

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to $300,000,000, and a Lending Agreement, as defined below. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .65% on the amount borrowed and .55% on the undrawn balance. For the period ended July 31, 2011, the average borrowings and the average interest rate were $219,901,099 and 1.08%, respectively. As of July 31, 2011, the amount of such outstanding borrowings was $245,000,000. The interest rate applicable to the borrowings on July 31, 2011 was 0.90%.

The Lending Agreement is a separate side-agreement between the Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by the Fund to BNP under the Agreement. The Lending Agreement is intended to permit the Fund to significantly reduce the cost of its borrowings under the Agreement. BNP may re-register the Lent

Securities in its own name or in another name other than the Fund, and may pledge, re-pledge, sell, lend or otherwise transfer or use the Lent Securities with all attendant rights of ownership. (It is the Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) The Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by the Fund. During the period in which the Lent Securities are outstanding, BNP must remit payment to the Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by the Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to the Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with the Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, the Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. The Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to the Fund’s custodian no later than three business days after such request. If the Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable to the Fund’s custodian for the ultimate delivery of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. The Fund shall also have the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the Current Borrowings.

NOTE 4 – INTEREST RATE SWAPS

The Fund engages in interest rate swaps primarily to hedge the interest rate risk on the Fund’s borrowings (see Note 3 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy of the Fund.

NOTE 5 – SYNTHETIC CONVERTIBLE SECURITIES

The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”), which may be a convertible or non-convertible security and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or purchased options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or purchased options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 6 – STRUCTURED EQUITY-LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward foreign currency contract.

NOTE 7 – FAIR VALUE MEASUREMENTS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

•	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

•	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Funds’ investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period and no significant transfers between levels occurred during the period.

The following is a summary of the inputs used in valuing the Funds’ holdings at fair value:

	Convertible Opportunities and Income Fund
	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$622,007,106	$—	$622,007,106
Convertible Bonds		189,320,351		$189,320,351
U.S. Government and Agency Securities		5,287,185		$5,287,185
Sovereign Bonds		11,763,433		$11,763,433
Synthetic Convertible Securities (Corporate Bonds)		63,412,483		$63,412,483
Synthetic Convertible Securities (U.S. Government and Agency Securities)		539,467		$539,467
Synthetic Convertible Securities (Sovereign Bonds)		1,200,538		$1,200,538
Synthetic Convertible Securities (Purchased Options)	11,495,600			$11,495,600
Convertible Preferred Stocks	72,037,731	31,493,750		103,531,481
Structured Equity-Linked Securities		26,799,206		$26,799,206
Common Stocks	12,505,624			$12,505,624
Short Term Investment	43,408,753			$43,408,753

Total	$139,447,708	$951,823,519	$—	$1,091,271,227

Liabilities:
Interest Rate Swaps		5,097,621		$5,097,621

Total	$—	$5,097,621	$—	$5,097,621

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 19, 2011
               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible Opportunities and Income Fund

By: Name:	/s/ John P. Calamos, Sr. John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 19, 2011

By: Name:	/s/ Nimish S. Bhatt Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	September 19, 2011